Consolidated Statements of Comprehensive Income (Loss) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Revenue
Total revenue	$ 3,638,087	$ 27,017,265	$ 23,353,185	$ 17,757,283
Cost of goods sold
Cost of finished cannabis inventory sold	(1,404,323)	(12,827,041)	(11,155,676)	(9,227,439)
Cost of service revenues	(89,210)	(206,669)	(308,641)
Gross profit, excluding fair value items	2,144,554	13,937,355	11,888,868	8,529,844
Realized fair value loss amounts in inventory sold	(460,647)	(3,358,862)	(2,573,151)	(3,685,338)
Unrealized fair value gain on growth of biological assets	686,867	2,816,943	3,355,797	3,278,572
Gross profit	2,370,774	13,441,636	12,671,514	8,123,078
Expenses
Amortization of property and equipment	186,415	939,727	578,641	750,916
General and administrative	1,437,353	10,075,360	6,465,877	5,852,236
Share-based compensation	104,359	1,306,607	346,113	70,996
Total expenses	1,944,620	12,321,694	8,417,363	7,165,929
Income from operations	426,154	1,119,942	4,254,151	957,149
Other income and (expense)
Interest expense	(69,164)	(379,161)	(370,616)	(402,239)
Accretion expense	(216,493)	(2,042,556)	(1,026,732)	(491,781)
Other income (expense)	49,678	1,938,713	441,487	(3,432)
Gain on debt settlement				453,858
Gain on extinguishment of note receivable		156,165
Unrealized loss on marketable securities				(333,777)
Unrealized gain (loss) on derivative liability	336,981	(12,768,905)	(4,563,498)
Unrealized gain on warrants asset	400,016	3,094,413	129,113
Loss on equity investment in associate		(169,637)
Gain (loss) on disposal of property and equipment	(87,699)	50,057	(182,025)	(6,250)
Total other expense, net	629,812	10,120,911	(4,545,539)	(291,840)
Income (loss) from operations before taxes	1,055,966	(9,000,969)	(291,388)	665,309
Income tax (Note 20)	(383,539)	(1,695,825)	(370,932)	(245,358)
Net income (loss)	672,427	(10,696,794)	(662,320)	419,951
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation gain (loss)	6,106	(17,861)	(4,562)	(19,235)
Total comprehensive income (loss)	$ 678,533	$ (10,714,655)	$ (666,882)	$ 400,716
Gain (loss) per share attributable to shareholders – basic	$ 0.00	$ 0.05	$ (0.00)	$ 0.00
Weighted average shares outstanding – basic	182,005,886	209,441,725	172,708,792	169,193,812
Gain (loss) per share attributable to shareholders – diluted	$ 0.00	$ 0.01	$ (0.00)	$ 0.00
Weighted average shares outstanding – diluted	214,046,728	237,428,458	172,708,792	169,193,812
Net income (loss) for the year attributable to:
Non-controlling interest	$ 29,607	$ 606,848	$ (129,279)	$ (27,507)
Shareholders	642,820	(11,303,642)	(533,041)	447,458
Net income (loss)	672,427	(10,696,794)	(662,320)	419,951
Comprehensive income (loss) for the year attributable to:
Shareholders	648,926	(11,321,503)	(537,603)	428,223
Products [Member]
Revenue
Total revenue	3,542,037	25,029,634	22,424,169	17,757,283
Services [Member]
Revenue
Total revenue	$ 96,050	$ 1,987,631	$ 929,016